Rule 497 (e)
                                                       Registration No. 33-41462
--------------------------------------------------------------------------------
       NORTH CAROLINA
       DAILY MUNICIPAL
       INCOME FUND, INC.                    600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5220
================================================================================

                         SUPPLEMENT DATED APRIL 20, 2001
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2000

        RELATING TO THE NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
                       PROSPECTUS DATED DECEMBER 29, 2000
                                     AND THE
      EVERGREEN SHARES OF NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
                       PROSPECTUS DATED DECEMBER 29, 2000

Effective March 31, 2001 Reich & Tang Asset Management L.P. became Reich & Tang Asset Management, LLC. The first three paragraphs under section V. "Investment Advisory And Other Services" have been deleted and replaced with the following:

     V. INVESTMENT ADVISORY AND OTHER SERVICES

     The investment manager for the Fund is Reich & Tang Asset Management, LLC (the "Manager"), a Delaware limited liability company with principal offices at 600 Fifth Avenue, New York, New York 10020. The Manager was as of March 31, 2001, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of $15.3 billion. In addition to the Fund, the Manager acts as investment manager and administrator of thirteen other investment companies and also advises pension trusts, profit-sharing trusts and endowments.

     The Manager is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is managing member and the owner of a 99.5% membership interest in Reich & Tang Asset Management, LLC, a limited liability company. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA's general partner, CDC IXIS Asset Management US, LLC ("CDCIAMUS"), is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"). CDCIAMUSC is the sole limited partner of CDCIAMNA. CDCIAMUSC is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company ("CDCIAM"). CDCIAM is majority-owned by CDC Finance-CDC IXIS and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

     The eighteen principal subsidiaries or affiliated asset management firms of CDCIANMA, collectively, have more than $134 billion in assets under management or administration as of March 31, 2001.


In addition, any reference to Reich & Tang Asset Management L.P. should be read as Reich & Tang Asset Management, LLC.